Convertible Preferred Stock and Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Preferred Stock And Common Stock Abstract
Convertible Preferred Stock and Common Stock

8. Convertible Preferred Stock and Common Stock

At March 31, 2023, the Company is authorized to issue 203,504,244 shares of convertible preferred stock with a par value of $0.0001 per share which are classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are contingent redemption features not solely within the control of the Company. As a result, all of the Company’s convertible preferred stock is classified as mezzanine equity.

Convertible preferred stock consists of the following at March 31, 2023 (Unaudited):

(in thousands, except for share data)	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
Series E	36,861,678	33,567,165	$40,770	$45,371
Series D	49,342,160	49,342,160	22,192	29,831
Series C-1	38,659,789	38,659,789	2,180	18,000
Series C	27,079,195	26,014,749	11,647	13,442
Series B-4	30,739,072	30,739,072	7,582	11,199
Series B-3	6,627,558	6,627,558	862	2,620
Series B-2	746,602	746,602	105	340
Series B-1	7,985,151	7,985,151	611	2,918
Series A-4	2,447,023	2,447,023	661	4,182
Series A-3	1,998,177	1,998,177	260	1,604
Series A-2	639,773	639,773	160	1,021
Series A-1	378,066	378,066	110	679
	203,504,244	199,145,285	$87,140	$131,207

The rights and privileges for the holders of Series E, Series D, Series C-1, Series C, Series B-4, Series B-3, Series B-2, Series B-1, Series A-4, Series A-3, Series A-2 and Series A-1 convertible preferred stock (collectively, preferred stock) are as follows:

Dividends

The holders of the Company’s capital stock will be entitled to receive, if and when declared by the Board of Directors, non-cumulative dividends paid pro-rata to the holders of common and preferred stock according to the number of shares of common stock held by each holder with the holders of preferred stock receiving dividends in preference to holders of common stock, with exception of the holders of Series E and Series D which are entitled to dividends as described below.

The holders of Series E are entitled to cumulative dividends and such dividends are payable only when and if declared by the Board of Directors at a rate of; $0.1526 per share for the first year following May 23, 2022 (“Series E Original Issue Date”), $0.1717 per share for the second year following the Series E Original Issue Date, $0.1931 per share for the third year following the original issue date, $0.2173 per share for the fourth year following the Series E Original Issue Date, and $0.1809 per share for the fifth year following the Series E Original Issue Date. For the three months ended March 31, 2023 the Series E dividends were $1.3 million. As of March 31, 2023 and December 31, 2022, the aggregate accruing dividends for Series E was $4.4 million and $3.1 million, respectively.

The holders of Series D are entitled to cumulative dividends and such dividends are payable only when and if declared by the Board of Directors at a rate of; $0.0580 per share for the first year following January 4, 2021 (“Series D Original Issue Date”), $0.0652 per share for the second year following the Series D Original Issue Date, $0.0734 per share for the third year following the Series D Original Issue Date, $0.0826 per share for the fourth year following the Series D Original Issue Date, and $0.0687 per share for the fifth year following the Series D Original Issue Date. For the three months ended March 31, 2023 and 2022, the Series D dividends were $0.9 million and $0.8 million, respectively. As of March 31, 2023 and December 31, 2022, the aggregate accruing dividends for Series D were $6.9 million and $6.0 million, respectively.

The number of shares of common stock held by holders of preferred stock for the purpose of dividends is the number of shares of common stock that would be issuable to preferred stockholders upon conversion. The Board of Directors has not declared any dividends through March 31, 2023.

Voting

Holders of preferred stock are entitled to one vote for each share of common stock into which their shares may be converted and, subject to certain preferred stock class votes specified in the Company’s certificate of incorporation or as required by law, holders of the preferred stock and common stock vote together on an as-converted basis.

Liquidation Preference

The liquidation preference for each of series of convertible preferred stock are as follows:

	Per Share Liquidation Preference
Series E	$1.2208	*
Series D	$0.4639	*
Series C-1	$0.4656
Series C	$0.5167
Series B-4	$0.3646
Series B-3	$0.3953
Series B-2	$0.4554
Series B-1	$0.3646
Series A-4	$1.7089
Series A-3	$0.8026
Series A-2	$1.5962
Series A-1	$1.7970

____________

*        In the event of a liquidation, Series E and Series D are also entitled to receive accrued dividends.

Each of the per share liquidation preference amounts are subject to adjustments upon the occurrence of certain dilutive events. In the event of any liquidation, dissolution or winding up of the Company, including a merger, acquisition or transfer of the Company’s securities whereby the beneficial owners of the Company’s common stock and preferred stock own less than a majority of the surviving entity, or a sale of all or substantially all assets, the holders of Series E as a separate class will be entitled to receive their respective full liquidation preference followed by Series D as a separate class, Series C-1 and Series C as a separate class then the holders of Series B-4 as a separate class, then the holders of Series B-3, Series B-2, Series B-1 as a separate class, and finally the holders of Series A-4, Series A-3, Series A-2 and Series A-1 as a separate class. If the Company’s legally available assets are insufficient to satisfy the preferred stock liquidation preferences in each class, the funds will be distributed ratably among the holders of that class.

Conversion

At the option of the holder, each share of preferred stock is convertible into shares of common stock on a one-for-one basis, as adjusted for stock splits and dividends and certain dilutive transactions. Each share of preferred stock automatically converts into the number of shares of common stock into which such shares are convertible at the then applicable conversion ratio upon the closing of the sale of the Company’s common stock in a public offering with aggregate gross proceeds of at least $35.0 million, and the public offering price per share equals or exceeds $0.9278 per share.

Redemption

The preferred stock is not redeemable at the option of the holder.

Protective Provisions

The holders of preferred stock also have certain protective provisions. So long as at least 2,000,000 shares of preferred stock in the aggregate remain outstanding, the Company cannot, without the approval of over 50% of the voting power of preferred stock then outstanding voting as a single class on an as-if converted to common stock basis, take certain actions which include: (i) consummate a liquidation, dissolution or winding up of the Company; (ii) adversely alter, waive or affect the rights, preferences, privileges, or powers of, or restrictions of preferred stock or series thereof; (iii) increase or decrease the authorized number of shares of common stock or preferred stock, or series thereof; (iv) create a new class or series of security; or (v) declare or pay any dividends or other distributions for preferred or common stock outstanding.

So long as at least 2,000,000 shares of Series E remain outstanding, the Company cannot, without approval of the majority of such series of preferred stock, change the power, rights, preference or privileges of such series of preferred stock. So long as at least 2,000,000 shares of Series D remain outstanding the Company cannot, without approval of the majority of such series of preferred stock, change the power, rights, preference or privileges of such series of preferred stock. So long as at least 2,000,000 shares of Series C remain outstanding the Company cannot, without approval of the majority of the Board of Directors, change the power, rights, preference or privileges of Series C. So long as at least 2,500,000 shares of Series B-4 remain outstanding the Company cannot without approval of the majority of such series of preferred stock change the power, rights, preference or privileges of such series of preferred stock. So long as at least 3,300,000 shares of Series B-3, Series B-2 and Series B-1, cumulatively remain outstanding, the Company cannot without approval of the majority of such series of preferred stock, voting together as a single class, change the power, rights, preference or privileges of such series of preferred stock. So long as at least 1,000,000 shares of Series A-4, Series A-3, Series A-2 and Series A-1, cumulatively remain outstanding, the Company cannot, without approval of the majority of such series of preferred stock voting together as a single class, change the power, rights, preference or privileges of such series of preferred stock.

Convertible Preferred Stock Warrants

At March 31, 2023, warrants to purchase up to 1,064,446 shares of the Company’s Series C at an exercise price of $0.5167 per share with expiration dates of May 15, 2025 and December 23, 2025, were outstanding.

Common Stock

The holders of the common stock are entitled to one vote for each share of common stock held.

Common Stock Warrants

At March 31, 2023, warrants to purchase up to 8,208,682 shares of the Company’s common stock at an exercise price of $0.5167 per share with an expiration date of January 31, 2027 were outstanding.

12. Convertible Preferred Stock and Common Stock

At December 31, 2022, the Company is authorized to issue 203,504,244 shares of convertible preferred stock with a par value of $0.0001 per share which are classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are contingent redemption features not solely within the control of the Company. As a result, all of the Company’s convertible preferred stock is classified as mezzanine equity.

During the second and third quarter of 2022, the Company sold an aggregate of 33,567,165 shares of its Series E convertible preferred stock (“Series E”) in exchange for gross proceeds of $41.0 million, or $1.2208 per share. The Company incurred $0.2 million in issuance costs for the Series E sale.

In January and February 2021, the Company sold an aggregate of 32,334,554 shares of its Series D convertible preferred stock (“Series D”) in exchange for gross proceeds of $15.0 million, or $0.4639 per share. Series D Preferred Stock Purchase Agreement (“SPA”) permitted the sale of up to 16,167,277 shares to be sold within three months after the initial close. The additional close happened in February 2021. The investors from the first closing participated in the second closing and purchased their respective shares as noted in the initial agreement. The Company incurred $0.7 million in issuance costs for the Series D.

Convertible preferred stock consists of the following at December 31, 2022:

(in thousands, except for share data)	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
Series E	36,861,678	33,567,165	$40,770	$44,108
Series D	49,342,160	49,342,160	22,192	28,943
Series C-1	38,659,789	38,659,789	2,180	18,000
Series C	27,079,195	26,014,749	11,647	13,442
Series B-4	30,739,072	30,739,072	7,582	11,199
Series B-3	6,627,558	6,627,558	862	2,620
Series B-2	746,602	746,602	105	340
Series B-1	7,985,151	7,985,151	611	2,918
Series A-4	2,447,023	2,447,023	661	4,182
Series A-3	1,998,177	1,998,177	260	1,604
Series A-2	639,773	639,773	160	1,021
Series A-1	378,066	378,066	110	679
	203,504,244	199,145,285	$87,140	$129,056

The rights and privileges for the holders of Series E, Series D, Series C-1, Series C, Series B-4, Series B-3, Series B-2, Series B-1, Series A-4, Series A-3, Series A-2 and Series A-1 convertible preferred stock (collectively, preferred stock) are as follows:

Dividends

The holders of the Company’s capital stock will be entitled to receive, if and when declared by the Board of Directors, non-cumulative dividends paid pro-rata to the holders of common and preferred stock according to the number of shares of common stock held by each holder with the holders of preferred stock receiving dividends in preference to holders of common stock, with exception of the holders of Series E and Series D which are entitled to dividends as described below.

The holders of Series E are entitled to cumulative dividends and such dividends are payable only when and if declared by the Board of Directors at a rate of; $0.1526 per share for the first year following May 23, 2022 (“Series E Original Issue Date”), $0.1717 per share for the second year following the Series E Original Issue Date, $0.1931 per share for the third year following the original issue date, $0.2173 per share for the fourth year following the Series E Original Issue Date, and $0.1809 per share for the fifth year following the Series E Original Issue Date. For the year ended December 31, 2022 the Series E dividends were $3.1 million. As of December 31, 2022, the aggregate accruing dividends for Series E was $3.1 million. There were no dividends related to Series E in 2021 as the issuance of Series E occurred in 2022.

The holders of Series D are entitled to cumulative dividends and such dividends are payable only when and if declared by the Board of Directors at a rate of; $0.0580 per share for the first year following January 4, 2021 (“Series D Original Issue Date”), $0.0652 per share for the second year following the Series D Original Issue Date, $0.0734 per share for the third year following the Series D Original Issue Date, $0.0826 per share for the fourth year following the Series D Original Issue Date, and $0.0687 per share for the fifth year following the Series D Original Issue Date. For the years ended December 31, 2022 and 2021, the Series D dividends were $3.2 million and $2.8 million, respectively. As of December 31, 2022 and 2021, the aggregate accruing dividends for Series D were $6.0 million and $2.8 million, respectively.

The number of shares of common stock held by holders of preferred stock for the purpose of dividends is the number of shares of common stock that would be issuable to preferred stockholders upon conversion. The Board of Directors has not declared any dividends through December 31, 2022.

Voting

Holders of preferred stock are entitled to one vote for each share of common stock into which their shares may be converted and, subject to certain preferred stock class votes specified in the Company’s certificate of incorporation or as required by law, holders of the preferred stock and common stock vote together on an as-converted basis.

Liquidation Preference

The liquidation preference for each of series of convertible preferred stock are as follows:

	Per Share Liquidation Preference
Series E	$1.2208	*
Series D	$0.4639	*
Series C-1	$0.4656
Series C	$0.5167
Series B-4	$0.3646
Series B-3	$0.3953
Series B-2	$0.4554
Series B-1	$0.3646
Series A-4	$1.7089
Series A-3	$0.8026
Series A-2	$1.5962
Series A-1	$1.7970

____________

*        In the event of a liquidation, Series E and Series D are also entitled to receive accrued dividends.

Each of the per share liquidation preference amounts are subject to adjustments upon the occurrence of certain dilutive events. In the event of any liquidation, dissolution or winding up of the Company, including a merger, acquisition or transfer of the Company’s securities whereby the beneficial owners of the Company’s common stock and preferred stock own less than a majority of the surviving entity, or a sale of all or substantially all assets, the holders of Series E as a separate class will be entitled to receive their respective full liquidation preference followed by Series D as a separate class, Series C-1 and Series C as a separate class then the holders of Series B-4 as a separate class, then the holders of Series B-3, Series B-2, Series B-1 as a separate class, and finally the holders of Series A-4, Series A-3, Series A-2 and Series A-1 as a separate class. If the Company’s legally available assets are insufficient to satisfy the preferred stock liquidation preferences in each class, the funds will be distributed ratably among the holders of that class.

Conversion

At the option of the holder, each share of preferred stock is convertible into shares of common stock on a one-for-one basis, as adjusted for stock splits and dividends and certain dilutive transactions. Each share of preferred stock automatically converts into the number of shares of common stock into which such shares are convertible at the then applicable conversion ratio upon the closing of the sale of the Company’s common stock in a public offering with aggregate gross proceeds of at least $35.0 million, and the public offering price per share equals or exceeds $0.9278 per share.

Redemption

The preferred stock is not redeemable at the option of the holder.

Protective Provisions

The holders of preferred stock also have certain protective provisions. So long as at least 2,000,000 shares of preferred stock in the aggregate remain outstanding, the Company cannot, without the approval of over 50% of the voting power of preferred stock then outstanding voting as a single class on an as-if converted to common stock basis, take certain actions which include: (i) consummate a liquidation, dissolution or winding up of the Company;

(ii) adversely alter, waive or affect the rights, preferences, privileges, or powers of, or restrictions of preferred stock or series thereof; (iii) increase or decrease the authorized number of shares of common stock or preferred stock, or series thereof; (iv) create a new class or series of security; or (vi) declare or pay any dividends or other distributions for preferred or common stock outstanding.

So long as at least 2,000,000 shares of Series E remain outstanding, the Company cannot, without approval of the majority of such series of preferred stock, change the power, rights, preference or privileges of such series of preferred stock. So long as at least 2,000,000 shares of Series D remain outstanding the Company cannot, without approval of the majority of such series of preferred stock, change the power, rights, preference or privileges of such series of preferred stock. So long as at least 2,000,000 shares of Series C remain outstanding the Company cannot, without approval of the majority of the Board of Directors, change the power, rights, preference or privileges of Series C. So long as at least 2,500,000 shares of Series B-4 remain outstanding the Company cannot without approval of the majority of such series of preferred stock change the power, rights, preference or privileges of such series of preferred stock. So long as at least 3,300,000 shares of Series B-3, Series B-2 and Series B-1, cumulatively remain outstanding, the Company cannot without approval of the majority of such series of preferred stock, voting together as a single class, change the power, rights, preference or privileges of such series of preferred stock. So long as at least 1,000,000 shares of Series A-4, Series A-3, Series A-2 and Series A-1, cumulatively remain outstanding, the Company cannot, without approval of the majority of such series of preferred stock voting together as a single class, change the power, rights, preference or privileges of such series of preferred stock.

Convertible Preferred Stock Warrants

In January 2021, 804,604 Series B warrants were converted into the Company’s Series B shares at an exercise price of $0.3646. Also, at December 31, 2022 and 2021, warrants to purchase up to 1,064,446 and 1,185,599 shares, respectively, of the Company’s Series C at an exercise price of $0.5167 per share with expiration dates of May 15, 2025 and December 23, 2025, are outstanding.

Common Stock

The holders of the common stock are entitled to one vote for each share of common stock held.

Common Stock Warrants

At December 31, 2022 and 2021, warrants to purchase up to 8,208,682 shares of the Company’s common stock at an exercise price of $0.5167 per share with an expiration date of January 31, 2027 are outstanding.